Acquisitions (Schedule Of Assets Acquired And Liabilities Assumed In Acquisition Table) (Details) - USD ($) $ in Millions		Aug. 29, 2014	Jul. 01, 2014	Mar. 21, 2014	Oct. 05, 2012	Mar. 25, 2012
Sunoco Merger [Member]
Business Acquisition [Line Items]
Current assets	[1]				$ 7,312
Property, plant and equipment	[1]				6,686
Goodwill	[1]				2,641
Intangible assets	[1]				1,361
Investments in unconsolidated affiliates	[1]				240
Note receivable	[1]				821
Other assets	[1]				128
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	[1]				19,189
Current liabilities	[1]				4,424
Long-term debt obligations, less current maturities	[1]				2,879
Deferred income taxes	[1]				1,762
Other non-current liabilities	[1]				769
Noncontrolling interest	[1]				3,580
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[1]				13,414
Total consideration	[1]				5,775
Cash received	[1]				2,714
Total consideration, net of cash received	[1]				$ 3,061
Southern Union Merger [Member]
Business Acquisition [Line Items]
Current assets	[2]					$ 556
Property, plant and equipment	[2]					6,242
Goodwill	[2]					2,497
Intangible assets	[2]					55
Investments in unconsolidated affiliates	[2]					2,023
Note receivable	[2]					0
Other assets	[2]					163
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	[2]					11,536
Current liabilities	[2]					1,348
Long-term debt obligations, less current maturities	[2]					3,120
Deferred income taxes	[2]					1,419
Other non-current liabilities	[2]					284
Noncontrolling interest	[2]					0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[2]					6,171
Total consideration	[2]					5,365
Cash received	[2]					37
Total consideration, net of cash received	[2]					$ 5,328
Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Current assets			$ 120
Property, plant and equipment			1,295
Goodwill			49
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			1,468
Current liabilities			116
Long-term debt obligations, less current maturities			499
Other non-current liabilities			12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			627
Total consideration			$ 841
PVR Acquisition [Member]
Business Acquisition [Line Items]
Current assets				$ 149
Property, plant and equipment				2,716
Goodwill		$ 370		370
Intangible assets				2,717
Investments in unconsolidated affiliates				62
Other assets				18
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				6,032
Current liabilities				168
Long-term debt obligations, less current maturities				1,788
Business Combination, Purchase Price Allocation, Premium on Long Term Debt				99
Other non-current liabilities				30
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				2,085
Total consideration				$ 3,947
Susser Merger [Member]
Business Acquisition [Line Items]
Current assets		446
Property, plant and equipment		1,069
Goodwill		1,734
Intangible assets		611
Other assets		17
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		3,877
Current liabilities		377
Long-term debt obligations, less current maturities		564
Deferred income taxes		488
Other non-current liabilities		39
Noncontrolling interest		626
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		2,094
Total consideration		1,783
Cash received		67
Total consideration, net of cash received		$ 1,716

[1]	Includes amounts recorded with respect to Sunoco Logistics.
[2]	Includes ETP’s acquisition of Citrus.